UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                   Oppenheimer AMT - Free New York Municipals
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                         COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.0%
-------------------------------------------------------------------------------------------------------------
NEW YORK--91.4%
$        700,000   Albany County, NY IDA (Albany College of Pharmacy)     5.625%   12/01/2034   $    700,560
-------------------------------------------------------------------------------------------------------------
         200,000   Albany County, NY IDA (Wildwood Programs) 1            4.900    07/01/2021        186,412
-------------------------------------------------------------------------------------------------------------
         125,000   Albany County, NY IDA (Wildwood Programs) 1            5.000    07/01/2026        112,891
-------------------------------------------------------------------------------------------------------------
         300,000   Albany, NY IDA (Albany Law School)                     5.000    07/01/2031        280,161
-------------------------------------------------------------------------------------------------------------
         335,000   Albany, NY IDA (Brighter Choice Charter School)        5.000    04/01/2027        305,765
-------------------------------------------------------------------------------------------------------------
         150,000   Albany, NY IDA (Brighter Choice Charter School)        5.000    04/01/2032        133,487
-------------------------------------------------------------------------------------------------------------
         100,000   Albany, NY IDA (Brighter Choice Charter School)        5.000    04/01/2037         87,710
-------------------------------------------------------------------------------------------------------------
      14,500,000   Albany, NY IDA (Charitable Leadership)                 5.750    07/01/2026     14,361,670
-------------------------------------------------------------------------------------------------------------
       1,000,000   Albany, NY IDA (Charitable Leadership)                 6.000    07/01/2019      1,018,000
-------------------------------------------------------------------------------------------------------------
         100,000   Albany, NY IDA (New Covenant Charter School)           7.000    05/01/2025         82,706
-------------------------------------------------------------------------------------------------------------
       1,140,000   Albany, NY IDA (Sage Colleges)                         5.250    04/01/2019      1,153,646
-------------------------------------------------------------------------------------------------------------
         500,000   Albany, NY IDA (Sage Colleges)                         5.300    04/01/2029        492,750
-------------------------------------------------------------------------------------------------------------
       1,380,000   Albany, NY IDA, Series B 2                             5.750    11/15/2032      1,400,134
-------------------------------------------------------------------------------------------------------------
       3,205,000   Albany, NY IDA, Series D 2                             5.375    11/15/2032      3,123,305
-------------------------------------------------------------------------------------------------------------
       1,365,000   Albany, NY IDA, Series D 2                             5.750    11/15/2027      1,397,419
-------------------------------------------------------------------------------------------------------------
         100,000   Albany, NY Municipal Water Finance Authority           5.000    12/01/2033        100,498
-------------------------------------------------------------------------------------------------------------
          10,000   Albany, NY Parking Authority                           5.625    07/15/2025         10,355
-------------------------------------------------------------------------------------------------------------
          30,000   Allegany County, NY IDA (Houghton College)             5.250    01/15/2024         30,206
-------------------------------------------------------------------------------------------------------------
       1,375,000   Amherst, NY IDA (Beechwood Health Care Center)         5.200    01/01/2040      1,152,333
-------------------------------------------------------------------------------------------------------------
          50,000   Bethlehem, NY IDA (American Hsg. Foundation)           6.875    06/01/2039         53,819
-------------------------------------------------------------------------------------------------------------
       5,895,000   Brookhaven, NY IDA (Alternatives for Children)         7.550    02/01/2033      5,948,055
-------------------------------------------------------------------------------------------------------------
       9,235,000   Brookhaven, NY IDA (Dowling College)                   6.750    11/01/2032      9,588,793
-------------------------------------------------------------------------------------------------------------
         350,000   Broome County, NY IDA (University Plaza) 1             5.200    08/01/2030        314,202
-------------------------------------------------------------------------------------------------------------
         250,000   Broome County, NY IDA (University Plaza) 1             5.200    08/01/2036        220,180
-------------------------------------------------------------------------------------------------------------
         300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire
                   Dept.)                                                 5.750    11/01/2030        283,806
-------------------------------------------------------------------------------------------------------------
          25,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2027         25,435
-------------------------------------------------------------------------------------------------------------
          30,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2028         30,415
-------------------------------------------------------------------------------------------------------------
          30,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2029         30,410
-------------------------------------------------------------------------------------------------------------
          30,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2030         30,316
-------------------------------------------------------------------------------------------------------------
          35,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2031         35,259
-------------------------------------------------------------------------------------------------------------
          35,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2032         35,207
-------------------------------------------------------------------------------------------------------------
          35,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2033         35,204
-------------------------------------------------------------------------------------------------------------
          40,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2034         40,174
-------------------------------------------------------------------------------------------------------------
          40,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2035         40,170
-------------------------------------------------------------------------------------------------------------
          45,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2036         45,122
-------------------------------------------------------------------------------------------------------------
          45,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2037         45,051
-------------------------------------------------------------------------------------------------------------
          50,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2038         50,050
-------------------------------------------------------------------------------------------------------------
          50,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2039         50,038
-------------------------------------------------------------------------------------------------------------
          55,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2040         55,033
-------------------------------------------------------------------------------------------------------------
          55,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2041         55,020
-------------------------------------------------------------------------------------------------------------
          60,000   Canandaigua & Bristol, NY GO                           5.000    12/15/2042         60,013
-------------------------------------------------------------------------------------------------------------
          85,000   Cattaraugus County, NY IDA (Olean General Hospital)    5.250    08/01/2023         86,587
-------------------------------------------------------------------------------------------------------------
         500,000   Cattaraugus County, NY IDA (St. Bonaventure
                   University)                                            5.000    05/01/2023        485,120
-------------------------------------------------------------------------------------------------------------
         620,000   Cattaraugus County, NY IDA (St. Bonaventure
                   University)                                            5.100    05/01/2031        584,083
-------------------------------------------------------------------------------------------------------------
       1,570,000   Cayuga County, NY COP (Auburn Memorial Hospital)       6.000    01/01/2021      1,571,978
-------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                         COUPON     MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-------------------------------------------------------------------------------------------------------------
$         90,000   Chautauqua, NY Utility District                        5.000%   06/01/2022   $     93,472
-------------------------------------------------------------------------------------------------------------
         100,000   Chautauqua, NY Utility District                        5.000    06/01/2024        103,149
-------------------------------------------------------------------------------------------------------------
         110,000   Chautauqua, NY Utility District                        5.000    06/01/2026        112,460
-------------------------------------------------------------------------------------------------------------
       1,700,000   Clarence, NY IDA (Bristol Village)                     6.000    01/20/2044      1,830,152
-------------------------------------------------------------------------------------------------------------
         105,000   Coeymans, NY Fire District                             5.000    10/15/2019        110,846
-------------------------------------------------------------------------------------------------------------
         105,000   Coeymans, NY Fire District                             5.000    10/15/2020        110,275
-------------------------------------------------------------------------------------------------------------
         110,000   Coeymans, NY Fire District                             5.000    10/15/2021        115,007
-------------------------------------------------------------------------------------------------------------
         115,000   Coeymans, NY Fire District                             5.000    10/15/2022        119,925
-------------------------------------------------------------------------------------------------------------
         125,000   Coeymans, NY Fire District                             5.000    10/15/2023        129,934
-------------------------------------------------------------------------------------------------------------
         130,000   Coeymans, NY Fire District                             5.000    10/15/2024        134,698
-------------------------------------------------------------------------------------------------------------
         135,000   Coeymans, NY Fire District                             5.000    10/15/2025        139,340
-------------------------------------------------------------------------------------------------------------
         140,000   Coeymans, NY Fire District                             5.000    10/15/2026        143,945
-------------------------------------------------------------------------------------------------------------
          15,000   Deerfield, NY GO                                       5.500    06/15/2021         15,867
-------------------------------------------------------------------------------------------------------------
          15,000   Deerfield, NY GO                                       5.500    06/15/2022         15,813
-------------------------------------------------------------------------------------------------------------
          15,000   Deerfield, NY GO                                       5.500    06/15/2023         15,760
-------------------------------------------------------------------------------------------------------------
          15,000   Deerfield, NY GO                                       5.500    06/15/2024         15,799
-------------------------------------------------------------------------------------------------------------
          20,000   Deerfield, NY GO                                       5.500    06/15/2025         20,952
-------------------------------------------------------------------------------------------------------------
          20,000   Deerfield, NY GO                                       5.600    06/15/2026         20,868
-------------------------------------------------------------------------------------------------------------
          20,000   Deerfield, NY GO                                       5.600    06/15/2027         20,837
-------------------------------------------------------------------------------------------------------------
          20,000   Deerfield, NY GO                                       5.600    06/15/2028         20,767
-------------------------------------------------------------------------------------------------------------
          25,000   Deerfield, NY GO                                       5.600    06/15/2029         25,910
-------------------------------------------------------------------------------------------------------------
          25,000   Deerfield, NY GO                                       5.600    06/15/2030         25,841
-------------------------------------------------------------------------------------------------------------
          25,000   Deerfield, NY GO                                       5.600    06/15/2031         25,771
-------------------------------------------------------------------------------------------------------------
          25,000   Deerfield, NY GO                                       5.600    06/15/2032         25,756
-------------------------------------------------------------------------------------------------------------
          30,000   Deerfield, NY GO                                       5.600    06/15/2033         30,884
-------------------------------------------------------------------------------------------------------------
          30,000   Deerfield, NY GO                                       5.600    06/15/2034         30,866
-------------------------------------------------------------------------------------------------------------
          30,000   Deerfield, NY GO                                       5.600    06/15/2035         30,843
-------------------------------------------------------------------------------------------------------------
          35,000   Deerfield, NY GO                                       5.600    06/15/2036         35,959
-------------------------------------------------------------------------------------------------------------
      55,460,000   Dutchess County, NY IDA (Bard College)                 5.000    08/01/2046     54,858,259
-------------------------------------------------------------------------------------------------------------
       4,260,000   Dutchess County, NY IDA (Elant Fishkill)               5.250    01/01/2037      3,713,229
-------------------------------------------------------------------------------------------------------------
       1,840,000   East Rochester, NY Hsg. Authority (St. John's
                   Meadows)                                               5.000    02/15/2047      1,809,456
-------------------------------------------------------------------------------------------------------------
         500,000   Erie County, NY IDA (Charter School Applied Tech)      6.875    06/01/2035        511,780
-------------------------------------------------------------------------------------------------------------
       1,200,000   Erie County, NY IDA (DePaul Properties)                5.750    09/01/2028      1,032,024
-------------------------------------------------------------------------------------------------------------
         170,000   Erie County, NY IDA (DePaul Properties)                6.500    09/01/2018        164,842
-------------------------------------------------------------------------------------------------------------
         200,000   Erie County, NY IDA (Global Concepts Charter
                   School)                                                6.250    10/01/2037        193,814
-------------------------------------------------------------------------------------------------------------
       5,600,000   Erie County, NY IDA (Medaille College)                 7.625    04/01/2035      6,135,696
-------------------------------------------------------------------------------------------------------------
       1,000,000   Erie County, NY IDA (Orchard Park CCRC)                5.000    11/15/2014        943,480
-------------------------------------------------------------------------------------------------------------
       1,485,000   Erie County, NY IDA (Orchard Park CCRC) 2              5.125    11/15/2016      1,376,714
-------------------------------------------------------------------------------------------------------------
       4,750,000   Erie County, NY IDA (Orchard Park CCRC) 1              6.000    11/15/2036      4,274,525
-------------------------------------------------------------------------------------------------------------
       9,175,000   Erie County, NY IDA (The Episcopal Church Home)        5.875    02/01/2018      9,098,848
-------------------------------------------------------------------------------------------------------------
      10,095,000   Erie County, NY IDA (The Episcopal Church Home)        6.000    02/01/2028      9,802,245
-------------------------------------------------------------------------------------------------------------
      23,800,000   Erie County, NY Tobacco Asset Securitization Corp. 3   5.000    06/01/2045     22,078,903
-------------------------------------------------------------------------------------------------------------
      56,000,000   Erie County, NY Tobacco Asset Securitization Corp.     6.875 4  06/01/2050      2,670,080
-------------------------------------------------------------------------------------------------------------
      30,000,000   Erie County, NY Tobacco Asset Securitization Corp.     7.029 4  06/01/2055        813,600
-------------------------------------------------------------------------------------------------------------
         100,000   Essex County, NY IDA (North Country Community
                   College Foundation)                                    5.000    06/01/2020         98,228
-------------------------------------------------------------------------------------------------------------
         130,000   Essex County, NY IDA (North Country Community
                   College Foundation)                                    5.200    06/01/2025        126,269
-------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                           COUPON       MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      110,000   Essex County, NY IDA (North Country Community
                 College Foundation)                                                      5.300%    06/01/2035     $      104,147
----------------------------------------------------------------------------------------------------------------------------------
       175,000   Franklin County, NY IDA (North Country
                 Community College Foundation)                                            5.200     06/01/2025            169,978
----------------------------------------------------------------------------------------------------------------------------------
       815,000   Genesee County, NY IDA (United Memorial Medical
                 Center)                                                                  5.000     12/01/2027            724,005
----------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Geneva, NY IDA (Hobart & William Smith Colleges)                         5.375     02/01/2033          3,901,800
----------------------------------------------------------------------------------------------------------------------------------
        75,000   Hempstead Village, NY GO                                                 5.000     09/15/2024             73,374
----------------------------------------------------------------------------------------------------------------------------------
        70,000   Hempstead Village, NY GO                                                 5.000     09/15/2025             67,954
----------------------------------------------------------------------------------------------------------------------------------
        70,000   Hempstead Village, NY GO                                                 5.000     09/15/2026             67,562
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Hempstead, NY IDA (Hofstra University)                                   5.000     07/01/2033             50,024
----------------------------------------------------------------------------------------------------------------------------------
     5,290,000   Hempstead, NY IDA (WORCA)                                                6.900     08/01/2033          5,257,043
----------------------------------------------------------------------------------------------------------------------------------
       880,000   Herkimer County, NY IDA (Folts Adult Home)                               5.500     03/20/2040            943,862
----------------------------------------------------------------------------------------------------------------------------------
     1,790,000   Herkimer County, NY IDA (Herkimer County
                 College Foundation)                                                      6.250     08/01/2034          1,838,563
----------------------------------------------------------------------------------------------------------------------------------
    25,685,000   Hudson Yards, NY Infrastructure Corp                                     5.000     02/15/2047         26,048,186
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Hudson Yards, NY Infrastructure Corp                                     5.000     02/15/2047          3,069,120
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Hudson Yards, NY Infrastructure Corp. 3                                  4.500     02/15/2047          4,955,975
----------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Hudson Yards, NY Infrastructure Corp. 3                                  5.000     02/15/2047          5,947,170
----------------------------------------------------------------------------------------------------------------------------------
     2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)1                            6.250     12/01/2031          2,234,725
----------------------------------------------------------------------------------------------------------------------------------
       280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                             6.250     12/01/2031            258,563
----------------------------------------------------------------------------------------------------------------------------------
     4,405,000   L.I., NY Power Authority, Series A                                       5.125     09/01/2029          4,490,105
----------------------------------------------------------------------------------------------------------------------------------
    23,000,000   L.I., NY Power Authority, Series C 3                                     5.000     09/01/2033         23,470,120
----------------------------------------------------------------------------------------------------------------------------------
     8,500,000   L.I., NY Power Authority, Series C                                       5.000     09/01/2035          8,731,030
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Lyons, NY Community Health Initiatives Corp.                             5.550     09/01/2024          1,042,540
----------------------------------------------------------------------------------------------------------------------------------
        10,000   Monroe County, NY GO                                                     5.000     06/01/2016             10,108
----------------------------------------------------------------------------------------------------------------------------------
        10,000   Monroe County, NY IDA (Cloverwood Senior Living)                         6.000     05/01/2013              9,410
----------------------------------------------------------------------------------------------------------------------------------
       200,000   Monroe County, NY IDA (Rochester Institute of
                 Technology) 1                                                            5.250     04/01/2019            200,486
----------------------------------------------------------------------------------------------------------------------------------
       525,000   Monroe County, NY IDA (Rochester Institute of
                 Technology) 1                                                            5.375     04/01/2029            512,610
----------------------------------------------------------------------------------------------------------------------------------
       200,000   Monroe County, NY IDA (Summit at Brighton)                               5.375     07/01/2032            174,924
----------------------------------------------------------------------------------------------------------------------------------
       400,000   Monroe County, NY IDA (Summit at Brighton)                               5.500     07/01/2027            364,988
----------------------------------------------------------------------------------------------------------------------------------
   302,900,000   Monroe County, NY Tobacco Asset Securitization
                 Corp. (TASC)                                                             7.701 4   06/01/2061          5,203,822
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe, NY Newpower Corp                                                 5.625     01/01/2026          1,007,760
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Monroe, NY Newpower Corp.                                                5.500     01/01/2034          3,905,440
----------------------------------------------------------------------------------------------------------------------------------
     1,510,000   Montgomery County, NY IDA (HFM Boces)                                    5.000     07/01/2034          1,538,418
----------------------------------------------------------------------------------------------------------------------------------
    30,000,000   MTA, Series A 3                                                          5.000     11/15/2031         30,809,550
----------------------------------------------------------------------------------------------------------------------------------
    13,840,000   MTA, Series A 3                                                          5.125     11/15/2031         14,138,044
----------------------------------------------------------------------------------------------------------------------------------
       790,000   Nassau County, NY (Community Services for the
                 Mentally Retarded)                                                       5.950     11/01/2022            788,278
----------------------------------------------------------------------------------------------------------------------------------
       225,000   Nassau County, NY Bridge Authority                                       5.500     10/01/2019            229,903
----------------------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County, NY IDA (ALIA-ACDS)                                        6.125     09/01/2018            543,289
----------------------------------------------------------------------------------------------------------------------------------
     2,020,000   Nassau County, NY IDA (ALIA-AP) 1                                        7.000     09/01/2028          2,067,026
----------------------------------------------------------------------------------------------------------------------------------
       760,000   Nassau County, NY IDA (ALIA-CMA)                                         6.125     09/01/2018            754,969
----------------------------------------------------------------------------------------------------------------------------------
       840,000   Nassau County, NY IDA (ALIA-CSMR)                                        6.125     09/01/2018            834,439
----------------------------------------------------------------------------------------------------------------------------------
       545,000   Nassau County, NY IDA (ALIA-EFLI)                                        6.125     09/01/2018            541,392
----------------------------------------------------------------------------------------------------------------------------------
       435,000   Nassau County, NY IDA (ALIA-HAII)                                        6.125     09/01/2018            432,120
----------------------------------------------------------------------------------------------------------------------------------
       505,000   Nassau County, NY IDA (ALIA-NCMRS)                                       6.125     09/01/2018            501,657
----------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                           COUPON       MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000   Nassau County, NY IDA (Amsterdam at
                 Harborside) 2                                                            6.700%    01/01/2043     $    1,002,160
----------------------------------------------------------------------------------------------------------------------------------
       120,000   Nassau County, NY IDA (Assoc. for Children with
                 Down Syndrome)                                                           5.950     11/01/2022            119,738
----------------------------------------------------------------------------------------------------------------------------------
       100,000   Nassau County, NY IDA (Epilepsy Foundation of L.I.)                      5.950     11/01/2022             99,782
----------------------------------------------------------------------------------------------------------------------------------
       185,000   Nassau County, NY IDA (Hispanic Counseling
                 Center)                                                                  6.500     11/01/2037            184,534
----------------------------------------------------------------------------------------------------------------------------------
     2,675,000   Nassau County, NY IDA (Hispanic Counseling
                 Center) 1                                                                7.625     06/01/2033          2,692,254
----------------------------------------------------------------------------------------------------------------------------------
       105,000   Nassau County, NY IDA (Life's WORC)                                      5.950     11/01/2022            104,771
----------------------------------------------------------------------------------------------------------------------------------
       200,000   Nassau County, NY IDA (PLUS Group Home)                                  6.150     11/01/2022            199,550
----------------------------------------------------------------------------------------------------------------------------------
        70,000   Nassau County, NY IDA (United Veteran's Beacon
                 House)                                                                   6.500     11/01/2037             69,824
----------------------------------------------------------------------------------------------------------------------------------
        75,000   Nassau County, NY IDA, Series A-A                                        6.000     07/02/2021             71,983
----------------------------------------------------------------------------------------------------------------------------------
       840,000   Nassau County, NY IDA, Series A-B                                        6.000     07/01/2021            806,207
----------------------------------------------------------------------------------------------------------------------------------
        60,000   Nassau County, NY IDA, Series A-C                                        6.000     07/01/2021             57,586
----------------------------------------------------------------------------------------------------------------------------------
        75,000   Nassau County, NY IDA, Series A-D                                        6.000     07/01/2021             71,983
----------------------------------------------------------------------------------------------------------------------------------
    25,275,000   Nassau County, NY Tobacco Settlement Corp. 2                             5.125     06/01/2046         23,918,744
----------------------------------------------------------------------------------------------------------------------------------
    85,990,000   Nassau County, NY Tobacco Settlement Corp.                               6.151 4   06/01/2046          6,551,578
----------------------------------------------------------------------------------------------------------------------------------
    60,000,000   Nassau County, NY Tobacco Settlement Corp.                               6.763 4   06/01/2060          1,396,200
----------------------------------------------------------------------------------------------------------------------------------
     6,075,000   Nassau County, NY Tobacco Settlement Corp.
                 (TASC)                                                                   5.000     06/01/2035          5,733,281
----------------------------------------------------------------------------------------------------------------------------------
       115,000   New Hartford, NY GO                                                      5.000     09/15/2022            117,454
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Niagara County, NY IDA (American Ref-Fuel
                 Company)                                                                 5.550     11/15/2024          2,514,000
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Niagara County, NY IDA (Niagara Falls Memorial
                 Medical Center)                                                          5.250     06/01/2018            941,660
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Niagara County, NY Tobacco Asset Securitization
                 Corp. 1                                                                  6.250     05/15/2034            514,690
----------------------------------------------------------------------------------------------------------------------------------
       285,000   Niagara County, NY Tobacco Asset Securitization
                 Corp.                                                                    6.250     05/15/2040            292,487
----------------------------------------------------------------------------------------------------------------------------------
        20,000   Niagara County, NY Tobacco Asset Securitization
                 Corp. (TASC)                                                             5.500     05/15/2019             20,258
----------------------------------------------------------------------------------------------------------------------------------
       100,000   North Hempstead, NY Public Improvement, Series A                         5.375     05/15/2015            100,837
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                       5.000     11/15/2044         20,489,200
----------------------------------------------------------------------------------------------------------------------------------
     1,185,000   NY Counties Tobacco Trust I                                              6.500     06/01/2035          1,227,648
----------------------------------------------------------------------------------------------------------------------------------
    14,650,000   NY Counties Tobacco Trust II (TASC)                                      5.625     06/01/2035         14,785,806
----------------------------------------------------------------------------------------------------------------------------------
        20,000   NY Counties Tobacco Trust II (TASC)                                      5.750     06/01/2043             20,243
----------------------------------------------------------------------------------------------------------------------------------
     5,120,000   NY Counties Tobacco Trust III                                            6.000     06/01/2043          5,253,888
----------------------------------------------------------------------------------------------------------------------------------
       850,000   NY Counties Tobacco Trust IV                                             5.000     06/01/2038            800,054
----------------------------------------------------------------------------------------------------------------------------------
     5,900,000   NY Counties Tobacco Trust IV (TASC) 3                                    5.000     06/01/2042          5,519,480
----------------------------------------------------------------------------------------------------------------------------------
     3,500,000   NY Counties Tobacco Trust IV (TASC)                                      0.000 5   06/01/2041          3,233,195
----------------------------------------------------------------------------------------------------------------------------------
     9,240,000   NY Counties Tobacco Trust IV (TASC)                                      5.000     06/01/2045          8,564,833
----------------------------------------------------------------------------------------------------------------------------------
     3,500,000   NY Counties Tobacco Trust IV (TASC)                                      6.650     06/01/2041            480,445
----------------------------------------------------------------------------------------------------------------------------------
    84,200,000   NY Counties Tobacco Trust V                                              6.850 4   06/01/2055          2,804,702
----------------------------------------------------------------------------------------------------------------------------------
   334,000,000   NY Counties Tobacco Trust V                                              7.850 4   06/01/2060          5,951,880
----------------------------------------------------------------------------------------------------------------------------------
     2,300,000   NY Liberty Devel. Corp. (Goldman Sachs
                 Headquarters)                                                            5.250     10/01/2035          2,433,883
----------------------------------------------------------------------------------------------------------------------------------
    20,420,000   NY MTA Service Contract, Series A                                        5.125     01/01/2029         21,035,255
----------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON     MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      5,385,000   NY MTA, Series A                                                        5.000%     11/15/2031   $      5,530,287
------------------------------------------------------------------------------------------------------------------------------------
       4,470,000   NY MTA, Series B                                                        5.000      11/15/2031          4,579,336
------------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NY MTA, Series F                                                        5.000      11/15/2030         20,502,400
------------------------------------------------------------------------------------------------------------------------------------
       4,720,000   NY MTA, Series F                                                        5.000      11/15/2035          4,819,828
------------------------------------------------------------------------------------------------------------------------------------
       1,680,000   NY Seneca Nation Indians Capital Improvements                           5.000      12/01/2023          1,500,458
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NY Tobacco Settlement Financing Corp. (TASC)                            5.250      06/01/2012             50,078
------------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NY Triborough Bridge & Tunnel Authority 3                               5.250      11/15/2023         10,671,050
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NY Triborough Bridge & Tunnel Authority                                 5.000      01/01/2020             25,920
------------------------------------------------------------------------------------------------------------------------------------
      10,240,000   NY Triborough Bridge & Tunnel Authority, Series B 3                     5.000      11/15/2027         10,535,680
------------------------------------------------------------------------------------------------------------------------------------
      64,340,000   NY Triborough Bridge & Tunnel Authority, Series B 3                     5.000      11/15/2032         66,155,353
------------------------------------------------------------------------------------------------------------------------------------
      18,200,000   NY Triborough Bridge & Tunnel Authority, Series B 3                     5.125      11/15/2029         18,960,669
------------------------------------------------------------------------------------------------------------------------------------
       3,870,000   NY TSASC, Inc. (TFABs)                                                  4.750      06/01/2022          3,773,211
------------------------------------------------------------------------------------------------------------------------------------
      78,830,000   NY TSASC, Inc. (TFABs)                                                  5.000      06/01/2034         74,469,124
------------------------------------------------------------------------------------------------------------------------------------
     125,420,000   NY TSASC, Inc. (TFABs)                                                  5.125      06/01/2042        119,596,749
------------------------------------------------------------------------------------------------------------------------------------
      20,455,000   NY TSASC, Inc. (TFABs)                                                  5.750      07/15/2032         22,582,934
------------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NYC GO 3                                                                5.000      08/01/2021         20,912,000
------------------------------------------------------------------------------------------------------------------------------------
          35,000   NYC GO                                                                  5.000      08/01/2022             35,364
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC GO                                                                  5.000      03/01/2023            517,150
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC GO                                                                  5.000      03/01/2024          1,031,210
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000   NYC GO                                                                  5.000      01/01/2026          1,547,715
------------------------------------------------------------------------------------------------------------------------------------
         800,000   NYC GO                                                                  5.000      04/01/2026            823,648
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000   NYC GO                                                                  5.000      08/01/2026          1,541,370
------------------------------------------------------------------------------------------------------------------------------------
         400,000   NYC GO                                                                  5.000      08/01/2027            411,092
------------------------------------------------------------------------------------------------------------------------------------
         665,000   NYC GO                                                                  5.000      10/15/2027            678,845
------------------------------------------------------------------------------------------------------------------------------------
         250,000   NYC GO                                                                  5.000      08/01/2028            256,423
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NYC GO                                                                  5.000      11/01/2028          4,089,120
------------------------------------------------------------------------------------------------------------------------------------
         885,000   NYC GO                                                                  5.000      06/01/2029            906,028
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC GO                                                                  5.000      06/01/2030          1,020,130
------------------------------------------------------------------------------------------------------------------------------------
         240,000   NYC GO                                                                  5.000      08/01/2030            245,191
------------------------------------------------------------------------------------------------------------------------------------
       7,000,000   NYC GO                                                                  5.000      11/01/2034          7,115,780
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC GO                                                                  5.000      03/01/2035          2,034,200
------------------------------------------------------------------------------------------------------------------------------------
       3,750,000   NYC GO                                                                  5.000      04/01/2035          3,814,725
------------------------------------------------------------------------------------------------------------------------------------
         585,000   NYC GO                                                                  5.000      08/01/2035            595,501
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.250      08/01/2020              5,059
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NYC GO                                                                  5.250      08/01/2024             20,236
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NYC GO                                                                  5.300      01/15/2026             10,583
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NYC GO                                                                  5.375      08/01/2027             10,197
------------------------------------------------------------------------------------------------------------------------------------
         115,000   NYC GO                                                                  5.375      11/15/2027            116,291
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYC GO                                                                  5.500      08/01/2010            101,185
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NYC GO                                                                  5.500      06/01/2022             47,661
------------------------------------------------------------------------------------------------------------------------------------
         105,000   NYC GO                                                                  5.500      11/15/2037            106,196
------------------------------------------------------------------------------------------------------------------------------------
         680,000   NYC GO                                                                  5.875      08/01/2019            738,813
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NYC GO                                                                  6.000      05/15/2008             20,046
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NYC GO                                                                  6.000      05/15/2022             45,082
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  7.500      02/01/2019              5,015
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NYC HDC (De Sales Assisted Living Devel.)                               5.125      11/01/2018          2,555,750
------------------------------------------------------------------------------------------------------------------------------------
       1,321,864   NYC HDC (Keith Plaza)                                                   6.500      02/15/2018          1,324,084
------------------------------------------------------------------------------------------------------------------------------------
         750,000   NYC HDC (Multifamily Hsg.)                                              4.750      11/01/2035            744,795
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC HDC (Multifamily Hsg.)                                              5.250      11/01/2030          1,031,140
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC HDC (Multifamily Hsg.)                                              5.250      11/01/2031          2,021,060
------------------------------------------------------------------------------------------------------------------------------------
         250,000   NYC HDC (Multifamily Hsg.), Series E                                    6.250      05/01/2036            259,700
------------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON     MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      1,680,000   NYC HDC (Multifamily Hsg.), Series E-1                                  4.950%     11/01/2033   $      1,709,602
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYC Health & Hospital Corp.                                             5.375      02/15/2026            101,450
------------------------------------------------------------------------------------------------------------------------------------
       1,975,000   NYC Health & Hospital Corp.                                             5.450      02/15/2026          2,009,523
------------------------------------------------------------------------------------------------------------------------------------
       1,465,000   NYC IDA (American Council of Learned Societies)                         5.250      07/01/2027          1,510,811
------------------------------------------------------------------------------------------------------------------------------------
       2,760,000   NYC IDA (Beth Abraham Health Services)                                  6.500      02/15/2022          2,761,822
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC IDA (Beth Abraham Health Services)                                  6.500      11/15/2027            509,790
------------------------------------------------------------------------------------------------------------------------------------
       2,100,000   NYC IDA (Beth Abraham Health Services) 1                                6.500      11/15/2034          2,121,105
------------------------------------------------------------------------------------------------------------------------------------
       6,000,000   NYC IDA (Calhoun School)                                                6.625      12/01/2034          6,336,240
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC IDA (Calhoun School)                                                6.625      12/01/2034            531,960
------------------------------------------------------------------------------------------------------------------------------------
         960,000   NYC IDA (Center for Elimination of Family Violence)                     7.375      11/01/2036            991,910
------------------------------------------------------------------------------------------------------------------------------------
         840,000   NYC IDA (Center for Nursing/Rehabilitation)                             5.375      08/01/2027            752,791
------------------------------------------------------------------------------------------------------------------------------------
         245,000   NYC IDA (Center for Nursing/Rehabilitation)                             5.375      08/01/2027            219,564
------------------------------------------------------------------------------------------------------------------------------------
       3,240,000   NYC IDA (Chapin School)                                                 5.000      11/01/2038          2,849,807
------------------------------------------------------------------------------------------------------------------------------------
       3,755,000   NYC IDA (Community Resource Developmentally Disabled) 1                 7.500      08/01/2026          3,782,036
------------------------------------------------------------------------------------------------------------------------------------
         150,000   NYC IDA (Comprehensive Care Management)                                 6.000      05/01/2026            144,648
------------------------------------------------------------------------------------------------------------------------------------
         350,000   NYC IDA (Comprehensive Care Management)                                 6.125      11/01/2035            334,891
------------------------------------------------------------------------------------------------------------------------------------
         980,000   NYC IDA (Eger Harbor House)                                             5.875      05/20/2044          1,062,418
------------------------------------------------------------------------------------------------------------------------------------
         725,000   NYC IDA (Family Support Systems)                                        7.500      11/01/2034            708,412
------------------------------------------------------------------------------------------------------------------------------------
       1,530,000   NYC IDA (Gateway School of New York)                                    5.550      06/01/2039          1,435,140
------------------------------------------------------------------------------------------------------------------------------------
         220,000   NYC IDA (Global Country World Peace)                                    7.250      11/01/2025            208,674
------------------------------------------------------------------------------------------------------------------------------------
         170,000   NYC IDA (Global Country World Peace)                                    7.250      11/01/2025            161,248
------------------------------------------------------------------------------------------------------------------------------------
       1,825,000   NYC IDA (Guttmacher Institute)                                          5.750      12/01/2036          1,651,406
------------------------------------------------------------------------------------------------------------------------------------
         805,000   NYC IDA (Independent Living Assoc.)                                     6.200      07/01/2020            774,901
------------------------------------------------------------------------------------------------------------------------------------
      17,610,000   NYC IDA (Liberty-7 World Trade Center)                                  6.250      03/01/2015         18,109,420
------------------------------------------------------------------------------------------------------------------------------------
       8,550,000   NYC IDA (Liberty-7 World Trade Center)                                  6.750      03/01/2015          8,928,423
------------------------------------------------------------------------------------------------------------------------------------
      12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)                                 5.000      09/01/2035         10,911,275
------------------------------------------------------------------------------------------------------------------------------------
       3,700,000   NYC IDA (Lycee Francais De New York) 1                                  5.375      06/01/2023          3,586,743
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NYC IDA (Lycee Francais De New York)                                    6.800      06/01/2028          4,210,320
------------------------------------------------------------------------------------------------------------------------------------
         420,000   NYC IDA (Manhattan Community Access Corp.)                              6.000      12/01/2036            382,880
------------------------------------------------------------------------------------------------------------------------------------
         330,000   NYC IDA (Metropolitan College of New York)                              5.750      03/01/2020            317,820
------------------------------------------------------------------------------------------------------------------------------------
       2,300,000   NYC IDA (Montefiore Medical Center Corp.)                               5.125      11/01/2035          2,333,120
------------------------------------------------------------------------------------------------------------------------------------
       6,510,000   NYC IDA (Mount St. Vincent)                                             5.250      06/01/2036          6,509,675
------------------------------------------------------------------------------------------------------------------------------------
       1,375,000   NYC IDA (Polytechnic University)                                        5.250      11/01/2027          1,245,131
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000   NYC IDA (Polytechnic University)                                        5.250      11/01/2037          1,032,036
------------------------------------------------------------------------------------------------------------------------------------
       1,380,000   NYC IDA (PSCH)                                                          6.375      07/01/2033          1,413,479
------------------------------------------------------------------------------------------------------------------------------------
         750,000   NYC IDA (Reece School)                                                  7.500      12/01/2037            720,218
------------------------------------------------------------------------------------------------------------------------------------
         295,000   NYC IDA (Reece School)                                                  7.500      12/01/2037            283,286
------------------------------------------------------------------------------------------------------------------------------------
       1,465,000   NYC IDA (Staten Island University Hospital)                             6.450      07/01/2032          1,474,244
------------------------------------------------------------------------------------------------------------------------------------
         756,500   NYC IDA (Studio School)                                                 7.000      11/01/2038            698,492
------------------------------------------------------------------------------------------------------------------------------------
       6,020,000   NYC IDA (The Child School)                                              7.550      06/01/2033          6,231,242
------------------------------------------------------------------------------------------------------------------------------------
         995,000   NYC IDA (Tides Two Rivers Foundation)                                   5.650      12/01/2039            916,256
------------------------------------------------------------------------------------------------------------------------------------
         175,000   NYC IDA (Touro College)                                                 6.350      06/01/2029            185,766
------------------------------------------------------------------------------------------------------------------------------------
       3,560,000   NYC IDA (Unicef)                                                        5.300      11/01/2038          3,224,648
------------------------------------------------------------------------------------------------------------------------------------
       5,600,000   NYC IDA (Urban Resource Institute)                                      7.375      11/01/2033          5,687,976
------------------------------------------------------------------------------------------------------------------------------------
         785,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2021            738,764
------------------------------------------------------------------------------------------------------------------------------------
         310,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2021            291,741
------------------------------------------------------------------------------------------------------------------------------------
         150,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2028            133,974
------------------------------------------------------------------------------------------------------------------------------------
         360,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2028            321,538
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2031             88,015
------------------------------------------------------------------------------------------------------------------------------------
       2,020,000   NYC IDA (Vaughn College Aeronautics) 1                                  5.250      12/01/2036          1,816,909
------------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON     MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      5,600,000   NYC IDA (Vocational Instruction)                                        7.750%     02/01/2033   $      4,422,712
------------------------------------------------------------------------------------------------------------------------------------
       9,900,000   NYC IDA (Yankee Stadium)                                                5.000      03/01/2046         10,105,227
------------------------------------------------------------------------------------------------------------------------------------
       2,700,000   NYC IDA (Yeled Yalda Early Childhood)                                   5.725      11/01/2037          2,493,045
------------------------------------------------------------------------------------------------------------------------------------
         850,000   NYC IDA (YMCA of Greater New York)                                      5.000      08/01/2036            852,023
------------------------------------------------------------------------------------------------------------------------------------
       4,555,000   NYC IDA (YMCA of Greater New York)                                      5.250      08/01/2021          4,660,722
------------------------------------------------------------------------------------------------------------------------------------
          80,000   NYC IDA (YMCA of Greater New York)                                      5.800      08/01/2016             82,651
------------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NYC Municipal Water Finance Authority 3                                 5.000      06/15/2037         20,670,600
------------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NYC Municipal Water Finance Authority                                   4.750      06/15/2035         20,204,600
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2032             50,975
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2038            512,570
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NYC Municipal Water Finance Authority                                   5.250      06/15/2025             21,099
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC Transitional Finance Authority (Future Tax), Series E 1             5.000      02/01/2033          2,057,260
------------------------------------------------------------------------------------------------------------------------------------
       9,795,000   NYC Trust for Cultural Resources (Manhattan School of Music) 6          6.000 7    10/01/2029          9,795,000
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NYC Trust for Cultural Resources (Museum of American Folk Art)          6.000      07/01/2022             50,055
------------------------------------------------------------------------------------------------------------------------------------
       6,885,000   NYS DA 3,6                                                              4.121 7    05/01/2033          6,214,883
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NYS DA (Audit & Control)                                                5.000      04/01/2029             20,343
------------------------------------------------------------------------------------------------------------------------------------
         250,000   NYS DA (Cabrini Westchester)                                            5.100      02/15/2026            265,688
------------------------------------------------------------------------------------------------------------------------------------
       4,800,000   NYS DA (Cabrini Westchester)                                            5.200      02/15/2041          5,050,032
------------------------------------------------------------------------------------------------------------------------------------
         385,000   NYS DA (Chapel Oaks) 1                                                  5.450      07/01/2026            393,274
------------------------------------------------------------------------------------------------------------------------------------
         425,000   NYS DA (Concord Nursing Home)                                           5.500      02/15/2030            445,659
------------------------------------------------------------------------------------------------------------------------------------
         450,000   NYS DA (Health Quest Systems) 1                                         5.125      07/01/2037            461,228
------------------------------------------------------------------------------------------------------------------------------------
         175,000   NYS DA (Health Quest Systems)                                           5.250      07/01/2027            184,020
------------------------------------------------------------------------------------------------------------------------------------
         300,000   NYS DA (Health Quest Systems)                                           5.250      07/01/2027            315,462
------------------------------------------------------------------------------------------------------------------------------------
       1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                            5.500      07/01/2030          1,831,497
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (Maimonides Medical Center)                                      5.750      08/01/2024          1,001,720
------------------------------------------------------------------------------------------------------------------------------------
         750,000   NYS DA (Manhattan College)                                              5.000      07/01/2041            716,033
------------------------------------------------------------------------------------------------------------------------------------
         365,000   NYS DA (Manhattan College)                                              5.300      07/01/2037            368,471
------------------------------------------------------------------------------------------------------------------------------------
       1,290,000   NYS DA (Memorial Sloan-Kettering)                                       5.000      07/01/2035          1,330,080
------------------------------------------------------------------------------------------------------------------------------------
         750,000   NYS DA (Mental Health Services Facilities)                              5.000      02/15/2030            771,908
------------------------------------------------------------------------------------------------------------------------------------
       2,100,000   NYS DA (Mental Health Services Facilities)                              5.000      02/15/2035          2,151,051
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYS DA (Mental Health)                                                  5.250      02/15/2019            102,202
------------------------------------------------------------------------------------------------------------------------------------
         665,000   NYS DA (Montefiore Medical Center)                                      5.450      08/01/2029            688,554
------------------------------------------------------------------------------------------------------------------------------------
         600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                  5.500      07/01/2026            603,330
------------------------------------------------------------------------------------------------------------------------------------
       8,990,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                  6.500      07/01/2025          9,368,749
------------------------------------------------------------------------------------------------------------------------------------
         900,000   NYS DA (Mt. Sinai/NYU Health)                                           5.500      07/01/2026            902,790
------------------------------------------------------------------------------------------------------------------------------------
          40,000   NYS DA (Mt. Sinai/NYU Health)                                           6.500      07/01/2017             42,021
------------------------------------------------------------------------------------------------------------------------------------
         270,000   NYS DA (Municipal Health Facilities)                                    5.500      05/15/2017            275,883
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYS DA (New York Hospital Medical Center of Queens)                     4.750      02/15/2037          2,006,520
------------------------------------------------------------------------------------------------------------------------------------
       1,360,000   NYS DA (New York Methodist Hospital)                                    5.250      07/01/2024          1,363,332
------------------------------------------------------------------------------------------------------------------------------------
          35,000   NYS DA (Niagara Nursing Home)                                           5.600      08/01/2037             35,753
------------------------------------------------------------------------------------------------------------------------------------
       5,515,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)     5.000      05/01/2025          5,547,318
------------------------------------------------------------------------------------------------------------------------------------
         240,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)     5.000      05/01/2027            239,688
------------------------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON     MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      2,500,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)     5.000%     05/01/2032   $      2,451,525
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (North Shore University Hospital/L.I. Jewish Medical Center)     5.000      05/01/2037            971,460
------------------------------------------------------------------------------------------------------------------------------------
         680,000   NYS DA (Nursing Home)                                                   4.900      02/15/2041            685,698
------------------------------------------------------------------------------------------------------------------------------------
         835,000   NYS DA (Nursing Home)                                                   4.950      02/15/2045            844,795
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYS DA (NYU Hospital)                                                   5.000      07/01/2036          1,790,980
------------------------------------------------------------------------------------------------------------------------------------
         325,000   NYS DA (Ozanam Hall of Queens Nursing Home)                             5.000      11/01/2026            332,316
------------------------------------------------------------------------------------------------------------------------------------
         350,000   NYS DA (Ozanam Hall of Queens Nursing Home)                             5.000      11/01/2031            354,893
------------------------------------------------------------------------------------------------------------------------------------
         490,000   NYS DA (Providence Rest)                                                5.000      07/01/2035            410,880
------------------------------------------------------------------------------------------------------------------------------------
       1,300,000   NYS DA (Providence Rest)                                                5.125      07/01/2030          1,133,782
------------------------------------------------------------------------------------------------------------------------------------
         340,000   NYS DA (Providence Rest)                                                5.250      07/01/2025            312,433
------------------------------------------------------------------------------------------------------------------------------------
         650,000   NYS DA (Rochester General Hospital)                                     5.000      12/01/2035            623,545
------------------------------------------------------------------------------------------------------------------------------------
          70,000   NYS DA (Sarah Neuman Nursing Home)                                      5.500      08/01/2037             71,499
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYS DA (School District Financing)                                      5.750      10/01/2030          5,403,950
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NYS DA (SS Joachim & Anne Residence)                                    5.250      07/01/2027          4,076,120
------------------------------------------------------------------------------------------------------------------------------------
          65,000   NYS DA (St. Joseph's Hospital Health Center)                            5.250      07/01/2018             66,392
------------------------------------------------------------------------------------------------------------------------------------
      13,200,000   NYS DA (St. Lukes Roosevelt Hospital)                                   4.900      08/15/2031         13,379,520
------------------------------------------------------------------------------------------------------------------------------------
      13,090,000   NYS DA (State University Educational Facilities)                        5.250      05/15/2015         14,228,830
------------------------------------------------------------------------------------------------------------------------------------
       2,510,000   NYS DA (State University Educational Facilities)                        5.250      05/15/2021          2,769,032
------------------------------------------------------------------------------------------------------------------------------------
       5,565,000   NYS DA (The Highlands Living)                                           6.600      02/01/2034          5,604,567
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NYS DA (Various School Districts)                                       5.000      04/01/2035            517,630
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (W.K. Nursing Home)                                              6.125      02/01/2036          1,002,510
------------------------------------------------------------------------------------------------------------------------------------
       1,220,000   NYS DA (Winthrop University Hospital)                                   5.500      07/01/2023          1,244,022
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYS DA (Winthrop University Hospital/South Nassau Communities
                   Hospital Obligated Group)                                               5.500      07/01/2032            100,258
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NYS EFC (Clean Water & Drinking Revolving Funds)                        5.000      06/15/2027             20,461
------------------------------------------------------------------------------------------------------------------------------------
          85,000   NYS EFC (NYS Water Services)                                            6.600      09/15/2012             85,235
------------------------------------------------------------------------------------------------------------------------------------
       1,815,000   NYS ERDA (Brooklyn Union Gas Company)                                   5.500      01/01/2021          1,817,904
------------------------------------------------------------------------------------------------------------------------------------
         200,000   NYS ERDA (LILCO)                                                        5.150      03/01/2016            200,334
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NYS GO                                                                  5.375      10/01/2011            100,185
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NYS HFA (Hospital & Healthcare)                                         5.150      11/01/2016             10,258
------------------------------------------------------------------------------------------------------------------------------------
       9,260,000   NYS HFA, Series A                                                       6.100      11/01/2015          9,349,452
------------------------------------------------------------------------------------------------------------------------------------
         125,000   NYS Medcare (Hospital & Nursing Home)                                   5.400      08/15/2033            125,168
------------------------------------------------------------------------------------------------------------------------------------
         115,000   NYS Medcare (Hospital & Nursing Home)                                   6.200      08/15/2023            115,321
------------------------------------------------------------------------------------------------------------------------------------
         640,000   NYS Medcare (Hospital & Nursing Home)                                   6.300      08/15/2023            641,299
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NYS Medcare (Hospital & Nursing Home)                                   6.375      08/15/2033             50,105
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NYS UDC (Subordinated Lien)                                             5.375      07/01/2022             15,153
------------------------------------------------------------------------------------------------------------------------------------
         295,000   NYS UDC (Subordinated Lien) 1                                           5.500      07/01/2022            297,490
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)              5.300      03/15/2019            229,438
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Onondaga County, NY IDA (Salina Free Library)                           5.500      12/01/2022             57,686
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Orange County, NY IDA (Glen Arden)                                      5.625      01/01/2018            984,260
------------------------------------------------------------------------------------------------------------------------------------
         275,000   Orange County, NY IDA (Glen Arden)                                      5.700      01/01/2028            256,828
------------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Otsego County, NY IDA (Hartwick College)                                5.900      07/01/2022          1,614,752
------------------------------------------------------------------------------------------------------------------------------------
      15,205,000   Port Authority NY/NJ (Delta Air Lines) 6                                6.950      06/01/2008         15,235,410
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Port Authority NY/NJ, 119th Series                                      5.375      01/15/2032             45,271
------------------------------------------------------------------------------------------------------------------------------------
      38,280,000   Port Authority NY/NJ, 140th Series 3                                    5.000      12/01/2034         39,544,388
------------------------------------------------------------------------------------------------------------------------------------
       3,180,000   Rensselaer County, NY IDA (Emma Willard School)                         5.000      01/01/2026          3,323,863
------------------------------------------------------------------------------------------------------------------------------------
       3,550,000   Rensselaer County, NY IDA (Emma Willard School)                         5.000      01/01/2031          3,683,835
------------------------------------------------------------------------------------------------------------------------------------
       6,275,000   Rensselaer County, NY IDA (Emma Willard School)                         5.000      01/01/2036          6,485,966
------------------------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON     MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      2,600,000   Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)          5.000%     03/01/2036   $      2,661,984
------------------------------------------------------------------------------------------------------------------------------------
       2,680,000   Rensselaer County, NY Tobacco Asset Securitization Corp.                5.625      06/01/2035          2,704,844
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Rensselaer County, NY Tobacco Asset Securitization Corp.                5.750      06/01/2043          2,024,340
------------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Rockland County, NY Tobacco Asset Securitization Corp.                  5.625      08/15/2035          1,070,218
------------------------------------------------------------------------------------------------------------------------------------
       3,150,000   Rockland County, NY Tobacco Asset Securitization Corp.                  5.750      08/15/2043          3,189,848
------------------------------------------------------------------------------------------------------------------------------------
     101,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                  6.252 4    08/15/2045          7,602,270
------------------------------------------------------------------------------------------------------------------------------------
      53,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                  6.637 4    08/15/2050          2,489,940
------------------------------------------------------------------------------------------------------------------------------------
      45,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                  7.619 4    08/15/2060            821,250
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict
                   Community Health Center)                                                5.125      12/01/2033          2,448,975
------------------------------------------------------------------------------------------------------------------------------------
         450,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga
                   Care Family Health Centers)                                             5.125      12/01/2027            437,936
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga
                   Care Family Health Centers)                                             5.250      12/01/2032            973,530
------------------------------------------------------------------------------------------------------------------------------------
         350,000   Seneca County, NY IDA (New York Chiropractic College)                   5.000      10/01/2027            335,062
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2032             46,142
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2033             46,097
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2034             46,073
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2035             46,029
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2036             45,960
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                                    5.000      05/15/2037             45,892
------------------------------------------------------------------------------------------------------------------------------------
         250,000   SONYMA, Series 83                                                       5.550      10/01/2027            253,498
------------------------------------------------------------------------------------------------------------------------------------
          15,000   St. Lawrence County, NY IDA (Clarkson University)                       5.000      07/01/2033             15,198
------------------------------------------------------------------------------------------------------------------------------------
         215,000   Suffolk County, NY IDA (ALIA-ACLD)                                      5.950      10/01/2021            202,844
------------------------------------------------------------------------------------------------------------------------------------
          95,000   Suffolk County, NY IDA (ALIA-Adelante)                                  6.500      11/01/2037             93,409
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Suffolk County, NY IDA (ALIA-Civic Facility)                            5.950      11/01/2022            197,370
------------------------------------------------------------------------------------------------------------------------------------
         325,000   Suffolk County, NY IDA (ALIA-DDI)                                       5.950      10/01/2021            306,625
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Suffolk County, NY IDA (ALIA-FREE)                                      5.950      10/01/2021             70,760
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Suffolk County, NY IDA (ALIA-IGHL)                                      5.950      10/01/2021             42,456
------------------------------------------------------------------------------------------------------------------------------------
         120,000   Suffolk County, NY IDA (ALIA-IGHL)                                      5.950      11/01/2022            118,422
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Suffolk County, NY IDA (ALIA-IGHL)                                      6.000      10/01/2031             27,731
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                                      7.250      12/01/2033          4,098,720
------------------------------------------------------------------------------------------------------------------------------------
         320,000   Suffolk County, NY IDA (ALIA-LIHIA)                                     5.950      11/01/2022            315,792
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Suffolk County, NY IDA (ALIA-NYS ARC)                                   5.950      11/01/2022            123,356
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Suffolk County, NY IDA (ALIA-UCPAGS)                                    5.950      10/01/2021            188,692
------------------------------------------------------------------------------------------------------------------------------------
         390,000   Suffolk County, NY IDA (ALIA-UVBH)                                      6.500      11/01/2037            383,468
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Suffolk County, NY IDA (ALIA-WORC)                                      5.950      11/01/2022            123,356
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Suffolk County, NY IDA (Catholic Charities)                             6.000      10/01/2020             19,297
------------------------------------------------------------------------------------------------------------------------------------
          25,000    Suffolk County, NY IDA (DDI)                                           6.000      10/01/2020             24,122
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Suffolk County, NY IDA (DDI)                                            6.000      10/01/2020             24,122
------------------------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      8,460,000   Suffolk County, NY IDA (Dowling College) 2                              5.000%     06/01/2036   $      7,155,553
------------------------------------------------------------------------------------------------------------------------------------
         195,000   Suffolk County, NY IDA (Dowling College)                                6.700      12/01/2020            196,874
------------------------------------------------------------------------------------------------------------------------------------
         660,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)             5.375      01/01/2027            593,927
------------------------------------------------------------------------------------------------------------------------------------
         685,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)             5.500      01/01/2037            596,505
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Suffolk County, NY IDA (Independent Group Home Living)                  6.000      10/01/2020             33,770
------------------------------------------------------------------------------------------------------------------------------------
      10,550,000   Suffolk County, NY IDA (Jefferson's Ferry)                              5.000      11/01/2028          9,712,014
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Suffolk County, NY IDA (L.I. Network Community Services)                7.550      02/01/2034            985,680
------------------------------------------------------------------------------------------------------------------------------------
         620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)             6.750      11/01/2036            586,898
------------------------------------------------------------------------------------------------------------------------------------
         210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)             6.750      11/01/2036            198,788
------------------------------------------------------------------------------------------------------------------------------------
       5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)                         7.000      11/01/2035          5,991,165
------------------------------------------------------------------------------------------------------------------------------------
         505,000   Suffolk County, NY IDA (Pederson-Krager Center)                         7.200      02/01/2035            511,898
------------------------------------------------------------------------------------------------------------------------------------
         215,000   Suffolk County, NY IDA (Special Needs Facilities
                   Pooled Program)                                                         5.250      07/01/2022            205,030
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Suffolk County, NY IDA (Suffolk Hotels)                                 6.000      10/01/2020             33,770
------------------------------------------------------------------------------------------------------------------------------------
         510,000   Sullivan County, NY Community College COP 6                             5.750      08/15/2025            469,873
------------------------------------------------------------------------------------------------------------------------------------
         530,000   Sullivan County, NY IDA (Center for Discovery)                          5.625      06/01/2013            515,770
------------------------------------------------------------------------------------------------------------------------------------
       1,570,000   Sullivan County, NY IDA (Center for Discovery)                          5.875      07/01/2022          1,485,377
------------------------------------------------------------------------------------------------------------------------------------
         665,000   Sullivan County, NY IDA (Center for Discovery)                          6.000      06/01/2019            642,031
------------------------------------------------------------------------------------------------------------------------------------
       1,540,000   Sullivan County, NY IDA (Center for Discovery)                          6.000      07/01/2037          1,424,993
------------------------------------------------------------------------------------------------------------------------------------
         495,000   Sullivan County, NY IDA (Center for Discovery)                          6.500      06/01/2025            488,115
------------------------------------------------------------------------------------------------------------------------------------
         510,000   Sullivan County, NY IDA (Center for Discovery)                          6.950      02/01/2035            519,083
------------------------------------------------------------------------------------------------------------------------------------
         445,000   Syracuse, NY IDA (Crouse Irving Companies)                              5.250      01/01/2017            453,402
------------------------------------------------------------------------------------------------------------------------------------
         175,000   Tompkins County, NY IDA (Kendal at Ithaca)                              5.500      07/01/2024            175,406
------------------------------------------------------------------------------------------------------------------------------------
       1,475,000   Ulster County, NY IDA (Benedictine Hospital)                            6.500      11/01/2036          1,397,887
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Ulster County, NY IDA (Mid-Hudson Family Health Institute)              5.300      07/01/2016             25,416
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Utica, NY IDA (Utica College Civic Facility)                            5.750      08/01/2028          4,008,800
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Utica, NY IDA (Utica College Civic Facility)                            6.750      12/01/2021          1,332,500
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Voorheesville, NY GO                                                    5.000      02/15/2023             31,720
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                                    5.000      02/15/2024             36,871
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                                    5.000      02/15/2025             36,710
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                                    5.000      02/15/2026             36,549
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                                    5.000      02/15/2027             41,758
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                                    5.000      02/15/2028             41,651
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                                    5.000      02/15/2029             41,557
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Voorheesville, NY GO                                                    5.000      02/15/2030             46,615
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Voorheesville, NY GO                                                    5.000      02/15/2031             46,310
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Voorheesville, NY GO                                                    5.000      02/15/2032             51,444
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Voorheesville, NY GO                                                    5.000      02/15/2033             51,380
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Voorheesville, NY GO                                                    5.000      02/15/2034             56,505
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Voorheesville, NY GO                                                    5.000      02/15/2035             56,436
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Voorheesville, NY GO                                                    5.000      02/15/2036             61,477
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Voorheesville, NY GO                                                    5.000      02/15/2037             61,387
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Westchester County, NY IDA (Guiding Eyes for the Blind) 1               5.375      08/01/2024            254,198
------------------------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$         50,000   Westchester County, NY IDA (Hebrew Hospital Senior Hsg.)                7.000%     07/01/2016   $         51,957
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Westchester County, NY IDA (Kendal on Hudson)                           6.500      01/01/2034            565,935
------------------------------------------------------------------------------------------------------------------------------------
       1,810,000   Westchester County, NY IDA (Rippowam-Cisqua School)                     5.750      06/01/2029          1,761,058
------------------------------------------------------------------------------------------------------------------------------------
         320,000   Westchester County, NY IDA (Schnurmacher Center)                        6.500      11/01/2013            329,408
------------------------------------------------------------------------------------------------------------------------------------
         600,000   Westchester County, NY IDA (Schnurmacher Center)                        6.500      11/01/2033            607,848
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Westchester County, NY Tobacco Asset Securitization Corp.               5.000      06/01/2026            289,896
------------------------------------------------------------------------------------------------------------------------------------
      10,790,000   Westchester County, NY Tobacco Asset Securitization Corp.               5.125      06/01/2045         10,240,357
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Yonkers, NY GO 1                                                        5.000      08/01/2035            516,380
------------------------------------------------------------------------------------------------------------------------------------
         400,000   Yonkers, NY IDA (St. Joseph's Hospital)                                 5.900      03/01/2008            399,948
                                                                                                                   -----------------
                                                                                                                      1,352,769,025
U.S. POSSESSIONS--27.6%
       3,280,000   Guam GO 1                                                               5.400      11/15/2018          3,280,394
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Guam Government Waterworks Authority and
                   Wastewater System 1                                                     5.875      07/01/2035            514,335
------------------------------------------------------------------------------------------------------------------------------------
       5,295,000   Guam Power Authority, Series A                                          5.125      10/01/2029          5,465,605
------------------------------------------------------------------------------------------------------------------------------------
      10,100,000   Guam Power Authority, Series A                                          5.250      10/01/2034         10,446,632
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                               5.625      06/01/2047            970,680
------------------------------------------------------------------------------------------------------------------------------------
      15,300,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043         15,056,424
------------------------------------------------------------------------------------------------------------------------------------
     124,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.426 4    05/15/2050          6,816,280
------------------------------------------------------------------------------------------------------------------------------------
       4,030,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2027          3,983,010
------------------------------------------------------------------------------------------------------------------------------------
      18,055,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2034         19,732,490
------------------------------------------------------------------------------------------------------------------------------------
      12,230,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2034         11,837,539
------------------------------------------------------------------------------------------------------------------------------------
       4,940,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2031          4,971,221
------------------------------------------------------------------------------------------------------------------------------------
      12,380,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2032         12,434,720
------------------------------------------------------------------------------------------------------------------------------------
       1,185,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2034          1,187,192
------------------------------------------------------------------------------------------------------------------------------------
      23,930,000   Puerto Rico Electric Power Authority, Series TT                         5.000      07/01/2037         23,406,172
------------------------------------------------------------------------------------------------------------------------------------
      40,500,000   Puerto Rico Electric Power Authority, Series UU 3                       4.185 7    07/01/2025         36,549,549
------------------------------------------------------------------------------------------------------------------------------------
      19,600,000   Puerto Rico Electric Power Authority, Series UU 3                       4.205 7    07/01/2031         17,688,177
------------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Puerto Rico Electric Power Authority, Series UU                         4.185 7    07/01/2025          9,037,200
------------------------------------------------------------------------------------------------------------------------------------
         355,000   Puerto Rico Highway & Transportation Authority 1                        5.000      07/01/2028            350,296
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Highway & Transportation Authority, Series A                5.000      07/01/2038             14,444
------------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Puerto Rico Highway & Transportation Authority, Series AA               5.000      07/01/2035          1,062,545
------------------------------------------------------------------------------------------------------------------------------------
       7,045,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042          6,738,683
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2027            994,460
------------------------------------------------------------------------------------------------------------------------------------
      20,855,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2030         20,481,904
------------------------------------------------------------------------------------------------------------------------------------
         725,000   Puerto Rico Highway & Transportation Authority, Series M                5.000      07/01/2037            698,487
------------------------------------------------------------------------------------------------------------------------------------
      28,905,000   Puerto Rico Highway & Transportation Authority, Series M                5.000      07/01/2046         27,500,795
------------------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$     22,000,000   Puerto Rico Highway & Transportation Authority,
                   Series N 3                                                              4.035% 7   07/01/2045   $     19,358,484
------------------------------------------------------------------------------------------------------------------------------------
       5,480,000   Puerto Rico IMEPCF (American Airlines)                                  6.450      12/01/2025          5,406,404
------------------------------------------------------------------------------------------------------------------------------------
       5,700,000   Puerto Rico Infrastructure                                              5.000      07/01/2031          5,572,833
------------------------------------------------------------------------------------------------------------------------------------
      16,900,000   Puerto Rico Infrastructure                                              5.000      07/01/2037         16,281,967
------------------------------------------------------------------------------------------------------------------------------------
      24,550,000   Puerto Rico Infrastructure                                              5.000      07/01/2041         23,475,201
------------------------------------------------------------------------------------------------------------------------------------
      19,275,000   Puerto Rico Infrastructure                                              5.000      07/01/2046         18,338,621
------------------------------------------------------------------------------------------------------------------------------------
         105,000   Puerto Rico ITEMECF (G.R.B. Guaynabo)                                   5.625      07/01/2022            105,363
------------------------------------------------------------------------------------------------------------------------------------
       4,305,000   Puerto Rico ITEMECF (Polytechnic University of
                   Puerto Rico)                                                            5.000      08/01/2022          4,035,378
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Puerto Rico Public Buildings Authority                                  5.000      07/01/2037          2,408,575
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico Public Buildings Authority                                  5.125      07/01/2022             50,460
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Public Buildings Authority                                  5.250      07/01/2029          2,013,680
------------------------------------------------------------------------------------------------------------------------------------
      12,640,000   Puerto Rico Public Buildings Authority                                  5.500      07/01/2023         14,040,133
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Public Buildings Authority, Series D                        5.250      07/01/2036            996,340
------------------------------------------------------------------------------------------------------------------------------------
      16,000,000   Puerto Rico Sales Tax Financing Corp., Series A 3                       4.221 7    08/01/2057         14,672,160
------------------------------------------------------------------------------------------------------------------------------------
      28,150,000   Puerto Rico Sales Tax Financing Corp., Series A                         5.250      08/01/2057         28,862,734
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   University of Puerto Rico                                               5.000      06/01/2025            995,930
------------------------------------------------------------------------------------------------------------------------------------
       5,925,000   University of Puerto Rico, Series Q                                     5.000      06/01/2030          5,818,943
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   University of V.I., Series A                                            5.375      06/01/2034            961,780
------------------------------------------------------------------------------------------------------------------------------------
       1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)               5.000      10/01/2031          1,587,919
------------------------------------------------------------------------------------------------------------------------------------
       1,485,000   V.I. Public Finance Authority, Series A                                 5.500      10/01/2022          1,488,430
------------------------------------------------------------------------------------------------------------------------------------
         250,000   V.I. Water & Power Authority                                            5.300      07/01/2018            251,305
                                                                                                                   -----------------
                                                                                                                        407,941,874
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,786,241,680)-119.0%                                                              1,760,710,899
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.0)                                                                           (280,841,681)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $  1,479,869,218
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $31,715,166, which represents 2.14% of the Fund's net assets. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EFC       Environmental Facilities Corp.


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

EFLI      Epilepsy Foundation of L.I., Inc.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFM       Hamilton Fulton Montgomery
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

          ------------------------------------------------------------
                                       WHEN-ISSUED OR DELAYED DELIVERY
                                       BASIS TRANSACTIONS
          ------------------------------------------------------------
          Sold securities              9,537,377
          ------------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $99,012,235 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $388,852,235 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $289,840,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

       PRINCIPAL                                                                          COUPON        MATURITY
          AMOUNT   INVERSE FLOATER 1                                                      RATE 2            DATE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Erie County, NY Tobacco Asset Securitization Corp. RITES                4.160%         6/1/45   $      5,559,905
       5,400,000   Erie County, NY Tobacco Asset Securitization Corp. RITES                4.160          6/1/45          4,618,998
       2,750,000   Hudson Yards, NY Infrastructure Corp. ROLs                              7.770         2/15/47          2,653,145


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       5,750,000   L.I., NY Power Authority RITES                                          6.837          9/1/33          6,220,120
       2,950,000   NY Counties Tobacco Trust IV RITES                                      4.155          6/1/42          2,569,480
       3,460,000   NY MTA ROLs                                                             9.180        11/15/31          3,758,044
       7,500,000   NY MTA ROLs                                                             8.680        11/15/31          8,309,550
      10,000,000   NY Triborough Bridge & Tunnel Authority RITES                           7.192        11/15/32         11,128,600
       4,550,000   NY Triborough Bridge & Tunnel Authority RITES                           7.689        11/15/29          5,310,669
       3,585,000   NY Triborough Bridge & Tunnel Authority RITES                           7.189        11/15/32          3,989,603
       2,560,000   NY Triborough Bridge & Tunnel Authority RITES                           6.538        11/15/27          2,855,680
       2,500,000   NY Triborough Bridge & Tunnel Authority RITES                           7.538        11/15/23          3,171,050
       2,500,000   NY Triborough Bridge & Tunnel Authority ROLs                            8.920        11/15/32          2,782,150
       5,000,000   NYC GO RITES                                                            5.956          8/1/21          5,912,000
       5,000,000   NYC Municipal Water Finance Authority ROLs                              8.920         6/15/39          5,670,600
         765,000   NYS DA ROLs 3                                                           9.785          5/1/33             94,883
      19,140,000   Port Authority NY/NJ RITES                                              4.917         12/1/34         20,404,388
       6,010,000   Puerto Rico Electric Power Authority ROLs 3                             9.556          7/1/31            147,726
       6,225,000   Puerto Rico Highway & Transportation Authority ROLs                     4.046          7/1/45          3,583,484
       1,600,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                           11.770          8/1/57            272,160
                                                                                                                   -----------------
                                                                                                                   $     99,012,235
                                                                                                                   =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 12-13 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $74,610,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES
As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $ 1,786,241,680
                                   ================

Gross unrealized appreciation      $    24,641,248
Gross unrealized depreciation          (50,172,029)
                                   ----------------
Net unrealized depreciation        $   (25,530,781)
                                   ================


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008